5 year summary	12 Months Ended
Dec. 31, 2024
5 year summary
5 year summary

	2020 GBPm	2021 GBPm	2022 GBPm	2023 GBPm	2024 GBPm
RELX consolidated financial information

Growth rates
Underlying revenue growth	-9%	+7%	+9%	+8%	+7%
Underlying adjusted operating profit growth	-18%	+13%	+15%	+13%	+10%
Adjusted earnings per share growth (at constant currency)	-15%	+17%	+10%	+11%	+9%

Adjusted figures¹
Revenue	7,110	7,244	8,553	9,161	9,434
EBITDA	2,567	2,697	3,174	3,544	3,724
Operating profit	2,076	2,210	2,683	3,030	3,199
Operating margin	29.2%	30.5%	31.4%	33.1%	33.9%
Profit before tax	1,916	2,077	2,489	2,716	2,903
Net profit attributable to shareholders	1,543	1,689	1,961	2,156	2,241
Net margin	21.7%	23.3%	22.9%	23.5%	23.8%
Cash flow	2,009	2,230	2,709	2,962	3,101
Cash flow conversion	97%	101%	101%	98%	97%
Return on invested capital	10.8%	11.9%	12.5%	14.0%	14.8%
Earnings per share	80.1p	87.6p	102.2p	114.0p	120.1p

Dividend²
Ordinary dividend per share	47.0p	49.8p	54.6p	58.8p	63.0p

Reported figures
Revenue	7,110	7,244	8,553	9,161	9,434
Operating profit	1,525	1,884	2,323	2,682	2,861
Profit before tax	1,483	1,797	2,113	2,295	2,557
Net profit attributable to shareholders	1,224	1,471	1,634	1,781	1,934
Net margin	17.2%	20.3%	19.1%	19.4%	20.5%
Net debt	6,898	6,017	6,604	6,446	6,563
Earnings per share (pence)	63.5p	76.3p	85.2p	94.1p	103.6p
(1)	Adjusted figures are presented as additional performance measures used by management. Further details on the adjusted measures can be found in the Alternative performance measures section on pages 200 to 207.
(2)	Dividend per ordinary share is based on the interim dividend and proposed final dividend for the relevant year.